Segment Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Sale of Console Game [Member]
Segment Information [Line Items]
Total assets	$ 83,105,479	$ 41,359,537	$ 39,960,655
Capital expenditures	159,495	243,012	472,911
Hardware and Accessories [Member]
Segment Information [Line Items]
Total assets	15,553,582	7,042,024	6,515,985
Capital expenditures	1,056		472,911
Advertising [Member]
Segment Information [Line Items]
Total assets	938,881	957,031	1,347,335
Capital expenditures		15,267
Other and Unallocated [Member]
Segment Information [Line Items]
Total assets	$ 1,989,641	199,652	0
Capital expenditures		$ 19,366	$ 65,450